Earnings per share - Result attributable to ordinary shares (Details) - USD ($)				12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Earnings per share [abstract]
Result for the period (in USD)				$ 112,230,267	$ (110,069,928)	$ 1,382,530
Weighted average number of ordinary shares (in shares)	218,786,812	158,166,534	158,166,534	216,029,170.7	191,994,398.17	158,166,534
Basic earnings per share (in dollars per share)				$ 0.52	$ (0.57)	$ 0.01

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.